Other provisions, other current liabilities and other non-current liabilities	12 Months Ended
Dec. 31, 2016
Other provisions, other current liabilities and other non-current liabilities
Other provisions, other current liabilities and other non-current liabilities

Note 13—Other provisions, other current liabilities and other non-current liabilities

“Other Provisions” consisted of the following:

	December 31,
($ in millions)	2016	2015
Contract-related provisions	673	724

Restructuring and restructuring-related provisions	577	538
Provisions for contractual penalties and compliance and litigation matters	210	220
Provision for insurance-related reserves	153	190
Other	152	248

Total	1,765	1,920

“Other current liabilities” consisted of the following:

	December 31,
($ in millions)	2016	2015
Employee-related liabilities	1,670	1,709

Accrued expenses	413	457
Non-trade payables	394	319
Derivative liabilities (see Note 5)	304	318
Other tax liabilities	301	271
Income taxes payable	226	240
Accrued customer rebates	206	161
Deferred income	147	156
Accrued interest	67	67
Pension and other employee benefits (see Note 17)	59	66
Other	149	53

Total	3,936	3,817

 “Other non-current liabilities” consisted of the following:

	December 31,
($ in millions)	2016	2015
Income tax related liabilities	923	851

Non-current deposit liabilities (see Note 9)	106	215
Derivative liabilities (see Note 5)	101	134
Deferred income	80	85
Employee-related liabilities	66	66
Environmental provisions	62	86
Provisions for contractual penalties and compliance and litigation matters	27	31
Other	239	182

Total	1,604	1,650